TAXATION - Valuation Allowance (Details) - Valuation allowance - Deferred tax assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Roll forward of the valuation allowance
Balance at beginning of period	¥ 1,851	¥ 464	¥ 543
Additions	1,019	1,443	36
Reversals	(427)	(56)	(115)
Balance at end of period	¥ 2,443	¥ 1,851	¥ 464